PREMISES AND EQUIPMENT	3 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT

NOTE 7 - PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2013, September 30, 2013 and 2012 were as follows (in thousands):

	December 31,	September 30,
	2013	2013	2012

Land	$1,132	$1,132	$1,132
Buildings and leasehold improvements	6,109	6,043	5,740
Furniture, fixtures, and equipment	1,725	1,574	1,506
Automobiles	59	59	59
	9,025	8,808	8,437
Less: Accumulated depreciation	2,758	2,611	2,359
	$6,267	$6,197	$6,078

Depreciation expense was $147,000, $94,000, $414,000 and $391,000 for the three months ended December 31, 2013 and 2012 and, years ended September 30, 2013 and 2012, respectively.